Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Shares and warrants issuance costs		$ 21,859
Ordinary Shares [Member]
Statement Line Items [Line Items]
Shares and warrants issuance costs	$ 288	2,117	$ 1,349
Top of Range [Member]
Statement Line Items [Line Items]
Ordinary shares	$ 1	$ 1	$ 1